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                       MORGAN GRENFELL INVESTMENT TRUST
                                One South Street
                           Baltimore, Maryland 21202

                                 March 2, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

Re:  MORGAN GRENFELL INVESTMENT TRUST (the "Registrant")
     Fixed Income Fund                       European Equity Fund
     Municipal Bond Fund                     Emerging Markets Equity Fund
     Short-Term Fixed Income Fund            Global Fixed Income Fund
     Short-Term Municipal Bond Fund          International Fixed Income Fund
     High Yield Bond Fund                    Emerging Markets Debt Fund
     Smaller Companies Fund                  International Small Cap Equity
     International Select Equity Fund
     (collectively, the "Funds")
     1933 Act File No. 33-68704
     1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information for the Funds, dated February 28, 2001, do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 32 on February 28, 2001.

If you have any questions regarding this certification, please call Fran Pollack-Matz at (410) 895-3288.

                                      Very truly yours,

                                      /s/ Daniel O. Hirsch
                                      -------------------------
                                      Daniel O. Hirsch
                                      Secretary